RESTATEMENT OF PREVIOUSLY ISSUED CONSOLIDATED FINANCIAL STATEMENTS AND PREVIOUSLY ISSUED UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS - ConsolidatedStatement of Stockholders' Deficit (Details) - USD ($)
	3 Months Ended				12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Dec. 31, 2024
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Issuance of Common Stock to extinguish debt	$ 5,051,158	$ 5,025,935	$ 4,390,251	$ 13,356,412	$ 25,051,755
Additional Paid-in Capital [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Issuance of Common Stock to extinguish debt	$ 5,048,311	$ 5,024,306	$ 4,384,813	$ 13,356,187	$ 25,049,831 [1]

[1]	Periods presented have been adjusted to reflect the 1-for-40 reverse stock split on July 23, 2024. See Note 2 – Summary of Significant Accounting Policies for additional information.